LONG-TERM BANK LOANS (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Bank loan, gross of current portion	$ 695,688	$ 757,839	$ 787,860
Less: current portion	(14,491)	(15,067)	(15,160)
Bank loan, net of current portion	681,197	742,772	772,700
Standard Chartered Saadiq Berhad [Member]
Bank loan, gross of current portion	415,690	453,556	491,519
United Overseas Bank (Malaysia) Berhad [Member]
Bank loan, gross of current portion	$ 279,998	$ 304,283	$ 296,341